FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2026
SCHEDULE OF FOREIGN EXCHANGE RISK
	June 30, 2026			June 30, 2025
	USD	Change in currency	Effect on after tax loss	USD	Change in currency	Effect on after tax loss
Net monetary assets	$89,418,825	10%	$12,550,215	$16,512,887	10%	$2,267,191
Net monetary liabilities	(294,946)	10%	(41,912)	(212,622)	10%	(29,008)

SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS

June 30, 2026	Level 1	Level 3	Total
Cash	$131,908,197	$-	$131,908,197
Equity securities in investee companies	28,571	-	28,571
Derivative liability	-	(338,032)	(338,032)
Total	$131,936,768	$(338,032)	$131,598,736

December 31, 2025	Level 1	Level 3	Total
Cash	$90,156,821	$-	$90,156,821
Equity securities in investee companies	71,429	-	71,429
Derivative liability	-	(492,470)	(492,470)
Total	$90,228,250	$(492,470)	$89,735,780

SCHEDULE OF FAIR VALUE FOR DERIVATIVE LIABILITY

For the fair value of the derivative liability, reasonable possible changes to the expected volatility, the most significant unobservable input would have the following effects:

Unobservable Inputs	Change	Impact on comprehensive loss
		Six months ended June 30, 2026	Year ended December 31, 2025
Volatility	20%	$13,144	$25,437